United States
                          Securities an Exchange Commission
                               Washington D.C. 20549
                                     Form13 F
                                Form 13F Cover Page

Report for the Calendar Year or Quarter ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement
                                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                      Empirical Wealth Management, LLC
Address:                   9755 SW Barnes Road Suite 210
                           Portland, OR 97225
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Melissa McDermott
Title:			Chief Compliance Officer
Phone:			503-808-9005
Signature,		Place,                   and Date of Signing:
Melissa McDermott	Portland, Oregon         August 21, 2009

Report Type (Check only one.):
				[X] 13F Holdings Report
				[ ]  13F Notice
				[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              25
Form 13F Information Table Value Total:        $135,494

List of Other Applicable Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                        							            VOTING
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER       AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ --------

PROCTER & GAMBLE CO            COM              742718109      300       5659 SH       Sole                5659
COTT CORP                      COM              22163N106      136      22500 SH       Sole               22500
INTEL CORP                     COM              458140100      254      13593 SH       Sole               13593
LSI LOGIC CORP                 COM              502161102      114      23040 SH       Sole               23040
MICROSOFT CORP                 COM              594918104     1214      51294 SH       Sole               51294
NATIONAL BEVERAGE CORP         COM              635017106      346      30566 SH       Sole               30566
PLANT HEALTH CARE              COM                              41      10000 SH       Sole               10000
REELTIME RENTALS INC           COM              75845Y106        0      10000 SH       Sole               10000
ISHARES S&P WORLD EX-US                         464288422      254       8639 SH       Sole                8639
ISHARES MSCI EAFE SMALL CAP    ETF              464288273      588      17399 SH       Sole               17399
ISHARES MSCI EMRG MKT INDEX    ETF              464287234      382      10685 SH       Sole               10685
ISHARES RUSSELL MICRO CAP      ETF              464288869     2068      55765 SH       Sole               55765
ISHARES S&P 500 INDEX          ETF              464287200      303       2990 SH       Sole                2990
ISHARES TR MSCI EAFE           ETF              464287465     1742      34005 SH       Sole               34005
VANGUARD EMERGING MARKETS STOC ETF              922042858     5033      42686 SH       Sole              142686
VANGUARD EUROPE PACIFIC ETF    ETF              921943858     6177     191780 SH       Sole              191780
VANGUARD LARGE CAP             ETF              922908637    26778     583406 SH       Sole              583406
VANGUARD REIT INDEX VIPERS     ETF              922908553     2360      62498 SH       Sole               62498
VANGUARD TOTAL STOCK MARKET VI ETF              922908769     3792      74383 SH       Sole               74383
VANGUARD TOTAL WORLD STOCK IND ETF              922042742     1201      30535 SH       Sole               30535
VANGUARD VALUE VIPERS          ETF              922908744      409       9259 SH       Sole                9259
SCHWAB MARKETTRACK ALL EQUITY                   808509814      265      27742 SH       Sole               27742
ISHARES BARCLAYS 1-3 YEAR CRED ETF              464288646    23638     227700 SH       Sole              227700
ISHARES BARCLAYS 3-7 YEAR TREA ETF              464288661     7051      63214 SH       Sole               63214
ISHARES TR BARCLAYS 1-3 YR TRE ETF              464287457    13079     156144 SH       Sole              156144
ISHARES TR BARCLAYS TIPS       ETF              464287176    24933     243867 SH       Sole              243867
VANGUARD SHORT-TERM BOND ETF   ETF              921937827    13077     164121 SH       Sole              164120